EQUITY (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 02, 2015	Jul. 09, 2015	Apr. 23, 2015	Mar. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Amount Of Remaining Shares To Be Issued Under Financing Arrangement						$ 14,506
Stock Issued During Period, Value, New Issues						$ 2,819
Preferred Stock Shares Convertible Conversion Price	$ 12.00
Preferred Stock, Shares Authorized	7,779
Proceeds from Issuance of Convertible Preferred Stock							$ 8,300	$ 0	$ 3,550	$ 0
Series D Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Stock Dividend						2,045
Conversion of Stock, Shares Converted					400	549
Series E Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, New Issues	200,000				444	3,278	1,400
Stock Issued During Period, Value, New Issues					$ 400	$ 2,950	$ 1,260
Conversion of Stock, Shares Converted						500
Preferred Stock Shares Convertible Conversion Price	$ 7.50
Preferred Stock, Shares Authorized	13,335					7,779
Share Price	$ 7.50					$ 12.00
Proceeds from Issuance of Convertible Preferred Stock				$ 2,950
Series G Preferred Stock [Member]
Class of Stock [Line Items]
Preferred Stock Original Issue Discount Rate Percentage			8.00%
Additional Paid In Capital As Free Shares Preferred Stock		100
Preferred Stock Shares Convertible Conversion Price		$ 9.00
Stock Issued During Period, Shares, Other		435	1,087
Proceeds from Issuance of Convertible Preferred Stock		$ 2,000	$ 5,000
Common Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period, Shares, Issued For Funding Costs					0	3,290
Stock Issued During Period, Shares, New Issues						256,305			200,274
Stock Issued During Period, Value, New Issues						$ 0
Stock Issued During Period Shares Stock Dividend					3,620	7,819				2,759
Stock Issued During Period, Shares, Restricted Stock Award, Gross	200,000
Common Stock [Member] | Series D Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued Shares For Series D Convertible Preferred Stock Dividend					3,620	7,819
Conversion of Stock, Shares Issued					88,889	122,073
Common Stock [Member] | Series E Preferred Stock [Member]
Class of Stock [Line Items]
Stock Issued During Period Shares Stock Dividend						15,835
Stock Issued Shares For Series D Convertible Preferred Stock Dividend					25,850	5,904
Conversion of Stock, Shares Issued						41,667
Lincoln Park Capital Fund, LLC [Member]
Class of Stock [Line Items]
Stock Issued During Period, Value, New Issues						$ 2,819